Commitments and Contingencies (Details)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2017 letter_of_credit
Loss Contingencies [Line Items]
Number of letters of credit | letter_of_credit				2
Non-cancelable purchase commitments		$ 0	$ 400,000
Letters of credit outstanding amount	$ 1,300,000	1,300,000	$ 1,600,000
Third Party Contract Manufacturer
Loss Contingencies [Line Items]
Non-cancelable purchase commitments	5,700,000
Other Vendors
Loss Contingencies [Line Items]
Non-cancelable purchase commitments	6,200,000
Indemnification Agreement
Loss Contingencies [Line Items]
Potential obligations	$ 0	$ 0